CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement of comprehensive income [abstract]
Net earnings	$ 32.6	$ 21.1	$ 527.4	$ 64.6
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	(3.4)	0.1	0.9	11.9
Net realized change in fair value of marketable securities	5.1	0.0	5.3	(2.0)
Tax impact	0.1	(0.1)	(0.3)	(1.6)
Other comprehensive income, net of tax, marketable securities	1.8	0.0	5.9	8.3
Movement in cash flow hedge fair value reserve
Effective portion of changes in fair value of cash flow hedges	8.8	(4.7)	12.2	5.9
Time value of options contracts excluded from hedge relationship	(1.7)	(2.0)	(4.4)	(1.4)
Net change in fair value of cash flow hedges reclassified to the statements of earnings	(1.9)	0.9	(2.0)	5.2
Tax impact	(0.1)	0.5	0.1	(0.6)
Other comprehensive income, net of tax, cash flow hedges	5.1	(5.3)	5.9	9.1
Currency translation adjustment	0.5	0.3	1.4	(0.1)
Total other comprehensive income (loss)	7.4	(5.0)	13.2	17.3
Comprehensive income	40.0	16.1	540.6	81.9
Comprehensive income attributable to:
Equity holders of IAMGOLD Corporation	38.2	12.0	532.5	75.2
Non-controlling interests	1.8	4.1	8.1	6.7
Comprehensive income	$ 40.0	$ 16.1	$ 540.6	$ 81.9